Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash flows from operating activities
Net loss	$ (918,282)	$ (19,835,994)
Depreciation and amortization	95,282	15,508
Allowance for credit losses	286,048	7,883
Allowance for Inventory	(1,760)
Impairments and write-offs of assets	134	4,734
Deferred tax benefits	(71,290)	(1,993)
Operating lease expenses	52,027	14,098
Share-based Compensation Expense		19,950,000
Non-cash interest income	(10,754)	(29,000)
Changes in operating assets and liabilities:
Accounts receivable	245,322	201,410
Inventories	(23,543)	(570)
Advances to suppliers	(1,468)	16,124
Other receivables and other current assets	249,183	9,499
Operating advance payments to related parties	(719)	(263)
Other non-current assets	(9,901)	(3,141)
Accruals and other payables	(27,831)	(100,169)
Accounts payable	2,211	(6,762)
Taxes payable	76,499	218,358
Contract liability	(7,897)	(200,867)
Operating lease liabilities	(46,988)	(13,422)
Net cash (used in) provided by operating activities	(113,727)	245,433
Cash flows from investing activities
Purchase of equipment and intangible assets	(225,065)	(2,213)
Loans to franchisees	(573,647)	(691,377)
Loan repayment from franchisees	462,943	416,890
Short-term investments	(5,018,889)
Loans to the third party		(3,000,000)
Repayment from related parties		14,270
Net cash used in investing activities	(5,354,658)	(3,262,430)
Cash flows from financing activities
Proceeds from shareholder’s contribution of capital
Proceeds from issuance of shares	2,244,000	4,277,807
Borrowing from related party		7,462
Repayment to related parties	(7,189)
IPO Costs		(451,758)
Net cash provided by financing activities	2,236,811	3,833,511
Net (decrease) increase in cash and cash equivalents	(3,231,574)	816,514
Effect of foreign currency translation	71,747	(12,727)
Cash and cash equivalents– beginning of period	3,787,678	547,498
Cash and cash equivalents– end of period	627,851	1,351,285
Supplementary cash flow information:
Interest paid
Income tax paid
Non-cash investing and financing activities:
Non-cash IPO costs		(97,302)
Non-cash interest (loss) income	(10,754)	29,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 41,558	$ 34,759